Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net income/(loss)	€ (3,289)	€ (20,158)	€ (10,029)	€ (234,424)
Denominator:
Weighted average shares of Class A and Class B common stock outstanding - basic (in shares)	357,582	353,133	356,726	352,953
Weighted average shares of Class A and Class B common stock outstanding - diluted (in shares)	357,582	353,133	356,726	352,953
Net income/(loss) per share, Basic (in EUR per share)	€ (0.01)	€ (0.06)	€ (0.03)	€ (0.66)
Net income/(loss) per share, Diluted (in EUR per share)	€ (0.01)	€ (0.06)	€ (0.03)	€ (0.66)